Additional information on the consolidated statements of income (loss) - Disclosure of employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Additional Information On Consolidated Statements Of Loss Line Items
Employee benefit expenses	$ 14,586	$ 19,177
Employee benefit expenses [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Salaries and short-term employee benefits	8,348	8,363
Termination benefits	0	4,197
Share-based compensation	6,238	6,617
Employee benefit expenses	$ 14,586	$ 19,177